Financial instruments (Detail 15) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notional amount [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	R$ 26,514,750	R$ 14,856,668
Assets (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	70,018	260,188
Liabilities (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	(271,037)	(291,770)
Net fair value of Assets (Liabilities) [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	(201,019)	(31,582)
Net fair value of Assets (Liabilities) [Member] | Current [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	(36,317)	146,221
Net fair value of Assets (Liabilities) [Member] | Non-current
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	(164,702)	(177,803)
Foreign exchange rate swap [Member] | Notional amount [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	2,772,711	3,994,559
Foreign exchange rate swap [Member] | Assets (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	10,524	214,169
Foreign exchange rate swap [Member] | Liabilities (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	(73,953)	0
Foreign exchange rate swap [Member] | Net fair value of Assets (Liabilities) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	(63,429)	214,169
Interest rate swap [Member] | Notional amount [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate swap used as fair value hedge instrument	4,539,558	2,837,758
Cross-currency Interest rate swap used as fair value hedge instrument	3,868,296
Non-deliverable forward used as economic hedge instrument	14,912,100	8,008,992
Interest rate swap [Member] | Assets (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate swap used as fair value hedge instrument	2,083	5,373
Cross-currency Interest rate swap used as fair value hedge instrument	0
Non-deliverable forward used as economic hedge instrument	4,574	36,249
Interest rate swap [Member] | Liabilities (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate swap used as fair value hedge instrument	(139,577)	(281,177)
Cross-currency Interest rate swap used as fair value hedge instrument	(6,622)
Non-deliverable forward used as economic hedge instrument	(931)	(1,015)
Interest rate swap [Member] | Net fair value of Assets (Liabilities) [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate swap used as fair value hedge instrument	(137,494)	(275,804)
Cross-currency Interest rate swap used as fair value hedge instrument	(6,622)
Non-deliverable forward used as economic hedge instrument	3,643	35,234
NDF [Member] | Notional amount [Member]
Disclosure of detailed information about financial instruments [line items]
Non-deliverable forward used as economic hedge instrument	422,085	15,359
NDF [Member] | Assets (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Non-deliverable forward used as economic hedge instrument	50,717	1,784
NDF [Member] | Liabilities (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Non-deliverable forward used as economic hedge instrument	(49,954)	(9,578)
NDF [Member] | Net fair value of Assets (Liabilities) [Member]
Disclosure of detailed information about financial instruments [line items]
Non-deliverable forward used as economic hedge instrument	763	(7,794)
Call options [Member] | Assets (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Call options to acquire additional interest in subsidiaries	2,120	2,613
Call options [Member] | Liabilities (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Call options to acquire additional interest in subsidiaries	0	0
Call options [Member] | Net fair value of Assets (Liabilities) [Member]
Disclosure of detailed information about financial instruments [line items]
Call options to acquire additional interest in subsidiaries	R$ 2,120	R$ 2,613